Retained Earnings - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
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Description of statutory surplus reserve	each of the Company’s subsidiaries, the Consolidated Affiliated Entities and Subsidiaries of Consolidated Affiliated Entities incorporated in PRC is required to annually appropriate 10% of after-tax income to statutory surplus reserve prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital.
Accumulated statutory surplus reserve	¥ 3,330	¥ 2,049